UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2013

Date of reporting period: October 31, 2012

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
OCTOBER 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS MUNICIPAL BONDS — 74.5%

	Face Amount	Value
ALABAMA — 0.1%
City of Birmingham Alabama, Ser B, NATL-RE, GO 5.000%, 10/01/2015	$70,000	$78,082

ARIZONA — 2.0%
City of Mesa Arizona, NATL-RE, FGIC, RB 5.000%, 07/01/2023	95,000	117,065
Salt River Project Agricultural Improvement & Power District, Ser A, RB Callable 01/01/2019 @ $100 5.000%, 01/01/2039	1,000,000	1,138,320
Scottsdale Municipal Property, RB 5.000%, 07/01/2030	100,000	128,079
5.000%, 07/01/2034	600,000	773,502

		2,156,966

CALIFORNIA — 23.1%
California Educational Facilities Authority, Ser A, RB Callable 10/01/2018 @ $100 5.000%, 10/01/2039	1,675,000	1,931,292
California Educational Facilities Authority, Ser T-1, RB 5.000%, 03/15/2039	1,745,000	2,377,807
California Educational Facilities Authority, RB 5.250%, 04/01/2040	220,000	309,993
Desert Sands Unified School District, AMBAC, GO Callable 06/01/2016 @ $100 5.000%, 06/01/2027	100,000	109,415
East Bay Municipal Utility District, Sub-Ser A, RB Callable 06/01/2020 @ $100 5.000%, 06/01/2036	235,000	274,113
East Side Union High School District, Ser B, NATL-RE, GO 5.250%, 02/01/2024	20,000	24,297
Escondido Union High School District, Ser C, GO 6.260%, 08/01/2041 (A)	2,000,000	448,260
6.230%, 08/01/2051 (A)	13,900,000	1,750,288
6.150%, 08/01/2046 (A)	1,500,000	255,825
Hacienda La Puente Unified School District, Ser A, NATL- RE, GO 5.450%, 08/01/2015 (A)	500,000	477,510
Hacienda La Puente Unified School District, NATL-RE FGIC, GO 5.000%, 08/01/2019	50,000	60,211
Imperial Community College District, NATL-RE, FGIC, GO Callable 08/01/2015 @ $100 5.000%, 08/01/2026	50,000	54,909
Imperial Irrigation District, RB Callable 11/01/2018 @ $100 5.125%, 11/01/2038	400,000	439,900
Los Angeles Department of Water & Power, Sub-Ser A-1, AMBAC, RB Callable 07/01/2017 @ $100 5.000%, 07/01/2039	30,000	34,035
Los Angeles Department of Water & Power, Ser A, RB Callable 01/01/2019 @ $100 5.000%, 07/01/2039	75,000	83,653
Los Angeles Unified School District, GO 6.758%, 07/01/2034	100,000	132,849
5.755%, 07/01/2029	40,000	46,650
5.750%, 07/01/2034	50,000	59,275
Los Angeles Unified School District, Ser KRY, GO Callable 07/01/2020 @ $100 5.000%, 07/01/2022	390,000	476,186
Los Angeles Unified School District, Ser I, GO 5.000%, 07/01/2019	60,000	74,305
Merced Union High School District, Ser C, GO 6.150%, 08/01/2034 (A)	1,000,000	327,600
Metropolitan Water District of Southern California, Ser C, RB Callable 07/01/2019 @ $100 5.000%, 07/01/2035	90,000	103,326

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
OCTOBER 31, 2012 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
CALIFORNIA — continued
Metropolitan Water District of Southern California, Ser A- FGIC, RB 5.750%, 07/01/2021	$215,000	$263,622
Metropolitan Water District of Southern California, Ser B, RB 5.000%, 07/01/2020	345,000	437,425
Monrovia Unified School District, Ser B, NATL-RE, FGIC, GO 5.642%, 08/01/2024 (A)	65,000	40,038
Moreno Valley Unified School District, NATL-RE, GO 4.900%, 08/01/2025 (A)	4,675,000	2,618,094
Murrieta Valley Unified School District Public Financing Authority, Ser A, NATL-RE FGIC, GO 4.820%, 09/01/2020 (A)	315,000	242,320
North Orange County Community College District, Ser B, NATL-RE, FGIC, GO 5.840%, 08/01/2028 (A)	200,000	102,968
Novato Unified School District, NATL-RE, GO Callable 08/01/2016 @ $100 5.000%, 08/01/2021	50,000	56,408
Placentia-Yorba Linda Unified School District, Ser B, NATL- RE FGIC, GO 5.930%, 08/01/2027 (A)	90,000	48,400
Rialto Unified School District, Ser A, AGM, GO 5.800%, 08/01/2029 (A)	300,000	133,125
San Diego County Regional Transportation Commission, Ser A, RB Callable 04/01/2022 @ $100 5.000%, 04/01/2042	2,005,000	2,317,539
San Diego Unified School District, Ser C, GO 6.040%, 07/01/2038 (A)	890,000	247,340
6.040%, 07/01/2042 (A)	3,445,000	787,114
6.040%, 07/01/2045 (A)	1,525,000	291,519
6.027%, 07/01/2043 (A)	1,290,000	279,788
San Diego Unified School District, Ser E, GO 5.170%, 07/01/2036 (A)	2,000,000	616,800
San Francisco City & County Public Utilities Commission Water Revenue, Sub-Ser C, RB Callable 11/01/2021 @ $100 5.000%, 11/01/2041	1,300,000	1,489,397
San Francisco City & County Public Utilities Commission Water Revenue, Sub-Ser A, RB Callable 11/01/2021 @ $100 5.000%, 11/01/2041	295,000	337,979
San Joaquin County Transportation Authority, Ser A, RB 5.000%, 03/01/2020	65,000	80,480
5.000%, 03/01/2021	180,000	224,658
4.000%, 03/01/2019	140,000	160,877
San Joaquin County Transportation Authority, Ser A, RB Callable 03/01/2021 @ $100 6.000%, 03/01/2036	150,000	183,948
Santa Barbara Secondary High School District, Ser A, GO 5.400%, 08/01/2040 (A)	630,000	158,628
Santa Barbara Unified School District, Ser C, AGM, GO Callable 08/01/2015 @ $100 4.750%, 08/01/2030	200,000	215,588
Saratoga Union School District, AGM, GO 5.842%, 09/01/2028 (A)	80,000	41,106
Southwestern Community College District, Ser C, GO 6.450%, 08/01/2046 (A)	660,000	116,787
State of California, GO 7.500%, 04/01/2034	30,000	40,434
State of California, GO Callable 04/01/2019 @ $100 6.000%, 04/01/2038	890,000	1,069,504
Callable 11/01/2019 @ $100 6.000%, 11/01/2039	1,100,000	1,335,598
University of California, Ser O, RB Callable 05/15/2019 @ $100

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
OCTOBER 31, 2012 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
CALIFORNIA — continued
5.250%, 05/15/2039	$1,000,000	$1,164,280

		24,953,463

CONNECTICUT — 0.3%
Connecticut State Health & Educational Facility Authority, Ser A-2, RB Callable 07/01/2018 @ $100 5.000%, 07/01/2040	320,000	372,112

FLORIDA — 0.1%
Orange County Health Facilities Authority, RB 6.000%, 12/01/2028	100,000	100,484

GEORGIA — 1.5%
County of DeKalb Georgia, Ser B, RB 5.250%, 10/01/2026	80,000	104,375
Georgia State Road & Tollway Authority, NATL-RE, RB 5.000%, 06/01/2014	135,000	144,669
Georgia State Road & Tollway Authority, Ser B, RB 5.000%, 10/01/2021	75,000	96,362
Metropolitan Atlanta Rapid Transit Authority, Ser A, NATL- RE FGIC, RB 5.250%, 07/01/2029	420,000	549,700
State of Georgia, Ser I, GO 5.000%, 07/01/2020	575,000	730,486

		1,625,592

ILLINOIS — 3.0%
City of Chicago Illinois, NATL-RE FGIC, GO 5.870%, 01/01/2030 (A)	125,000	57,164
5.250%, 01/01/2020	135,000	163,854
City of Chicago Illinois Wastewater Transmission Revenue, Ser B, NATL-RE FGIC, RB 5.000%, 01/01/2017	125,000	145,521
Metropolitan Pier & Exposition Authority, Ser A, NATL-RE, RB 6.221%, 12/15/2017 (A)	770,000	680,233
Metropolitan Pier & Exposition Authority, Ser A, NATL-RE FGIC, RB 4.770%, 06/15/2020 (A)	80,000	62,528
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, RB 2.541%, 06/15/2016 (A)	25,000	23,395
Metropolitan Pier & Exposition Authority, Ser B, AGM, RB Callable 06/15/2020 @ $100 5.000%, 06/15/2050	330,000	359,271
Metropolitan Pier & Exposition Authority, RB 5.550%, 12/15/2051 (A)	7,055,000	944,171
Metropolitan Pier & Exposition Authority, Ser B, AGM, RB 6.220%, 06/15/2046 (A)	1,445,000	262,311
Metropolitan Water Reclamation District of Greater Chicago, Ser C, GO 5.250%, 12/01/2032	390,000	511,196

		3,209,644

INDIANA — 0.5%
Indiana Finance Authority, Ser A, RB 5.000%, 02/01/2016	200,000	228,034
5.000%, 12/01/2019	225,000	280,496

		508,530

LOUISIANA — 0.4%
State of Louisiana Gasoline & Fuels Tax Revenue, Ser B, RB Callable 05/01/2020 @ $100 5.000%, 05/01/2045	375,000	421,552

MASSACHUSETTS — 4.6%
Commonwealth of Massachusetts, Ser B, NATL-RE-IBC, GO 5.250%, 08/01/2022	155,000	200,585
Commonwealth of Massachusetts, Ser B, AGM, GO 5.250%, 09/01/2024	250,000	327,935

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
OCTOBER 31, 2012 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
MASSACHUSETTS — continued
Massachusetts Bay Transportation Authority, Ser A, RB 5.250%, 07/01/2030	$1,235,000	$1,656,432
5.250%, 07/01/2031	45,000	59,850
Massachusetts Health & Educational Facilities Authority, Ser K, RB 5.500%, 07/01/2032	165,000	238,941
Massachusetts School Building Authority, Ser B, RB Callable 10/15/2021 @ $100 5.000%, 10/15/2041	2,170,000	2,521,540

		5,005,283

MICHIGAN — 0.1%
City of Taylor Michigan, NATL-RE, GO 5.000%, 09/01/2016	75,000	83,056

MINNESOTA — 0.6%
University of Minnesota, Ser A, RB 5.000%, 12/01/2018	290,000	359,081
5.000%, 12/01/2019	255,000	320,443

		679,524

MISSOURI — 7.0%
Aurora Reorganized School District No. 8, GO Callable 03/01/2014 @ $100 4.000%, 03/01/2020	250,000	259,132
City of Columbia Missouri, Ser A, AGM, RB Callable 10/01/2015 @ $100 5.250%, 10/01/2016	70,000	79,298
City of Columbia Missouri, Ser B, AMBAC, RB 5.000%, 02/01/2015	70,000	76,817
City of Kansas City Missouri, Ser A, GO 3.500%, 02/01/2015	50,000	53,345
City of O’Fallon Missouri, XLCA , GO 5.000%, 03/01/2016	115,000	130,077
City of Saint Charles Missouri, GO Callable 03/01/2015 @ $100 3.950%, 03/01/2016	200,000	215,744
City of Saint Charles Missouri, GO 4.050%, 03/01/2018	10,000	10,857
City of Springfield Missouri, NATL-RE, FGIC, RB Callable 08/01/2016 @ $100 5.000%, 08/01/2018	250,000	289,470
Callable 08/01/2016 @ $100 4.750%, 08/01/2025	710,000	808,179
City of Springfield Missouri, Ser A, NATL-RE, COP 4.000%, 12/01/2015	250,000	273,553
Columbia School District, GO 4.000%, 03/01/2020	435,000	512,739
County of Cass Missouri, GO Callable 09/01/2021 @ $100 4.000%, 09/01/2022	350,000	406,003
County of Jackson Missouri, AMBAC, RB Callable 12/01/2016 @ $100 5.000%, 12/01/2017	245,000	278,099
Kansas City Metropolitan Community Colleges Building, Ser Junior College, NATL-RE FGIC, RB 4.250%, 07/01/2016	250,000	279,610
Missouri Highway & Transportation Commission, RB 5.000%, 05/01/2017	230,000	273,477
Missouri Highway & Transportation Commission, Ser Senior Lien, RB 5.000%, 02/01/2014	225,000	238,262
5.000%, 02/01/2019	250,000	311,090
Missouri Highway & Transportation Commission, Ser A, RB 5.000%, 05/01/2016	250,000	289,300
Missouri State Board of Public Buildings, Ser A, RB 5.000%, 10/01/2016	135,000	157,702

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
OCTOBER 31, 2012 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
MISSOURI — continued
Missouri State Environmental Improvement & Energy Resources Authority, Ser B, RB 4.000%, 01/01/2016	$160,000	$177,357
North Kansas City School District No. 74, GO 4.500%, 03/01/2016	60,000	67,605
Ritenour Consolidated School District, Ser A, GO 5.000%, 03/01/2018	75,000	91,336
Saint Louis Board of Education, Ser A, GO 5.000%, 04/01/2015	100,000	110,848
Saint Louis Board of Education, Ser A, NATL-RE ST AID DIR DEP, GO Callable 04/01/2016 @ $100 5.000%, 04/01/2018	875,000	996,100
Saint Louis County Reorganized School District No. R-6, Ser B, ST AID DIR DEP, GO Callable 02/01/2018 @ $100 4.000%, 02/01/2019	250,000	288,238
Saint Louis School District, ST AID DIR DEP, GO Callable 04/01/2018 @ $100 5.000%, 04/01/2019	710,000	857,914
Webster Groves School District, AGM, GO 4.250%, 03/01/2014	60,000	63,118

		7,595,270

NEBRASKA — 2.8%
City of Omaha Nebraska, GO 5.250%, 04/01/2014	170,000	181,786
Omaha Public Power District, Ser A, RB Callable 02/01/2022 @ $100 5.000%, 02/01/2042	2,500,000	2,888,050

		3,069,836

NEW JERSEY — 4.8%
Garden State Preservation Trust, Ser A, AGM, RB 5.750%, 11/01/2028	1,635,000	2,182,888
New Jersey Transportation Trust Fund Authority, Ser A, RB 5.750%, 06/15/2020	550,000	666,633
New Jersey Transportation Trust Fund Authority, Ser B, NATL-RE, RB 5.500%, 12/15/2015	100,000	114,572
New Jersey Transportation Trust Fund Authority, Ser D, RB 5.000%, 12/15/2023	65,000	80,148
New Jersey Transportation Trust Fund Authority, Ser A, RB Callable 06/15/2021 @ $100 5.500%, 06/15/2041	1,000,000	1,169,610
New Jersey Transportation Trust Fund Authority, Ser B, AMBAC, RB 5.250%, 12/15/2022	100,000	125,212
New Jersey Transportation Trust Fund Authority, Ser A, AGM, RB 5.500%, 12/15/2022	685,000	877,245

		5,216,308

NEW MEXICO — 0.7%
New Mexico Finance Authority, RB 5.000%, 06/15/2020	600,000	753,258

NEW YORK — 7.4%
Metropolitan Transportation Authority, Sub-Ser B-1-RMKT, RB 5.000%, 11/15/2021	610,000	770,210
New York City Municipal Water Finance Authority, Ser BB, RB Callable 06/15/2019 @ $100 5.000%, 06/15/2027	465,000	560,302

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
OCTOBER 31, 2012 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
NEW YORK — continued
New York City Municipal Water Finance Authority, Ser GG- 1, RB Callable 06/15/2019 @ $100 5.000%, 06/15/2039	$1,520,000	$1,732,283
New York City Transitional Finance Authority, RB 5.000%, 02/01/2021	315,000	394,963
New York City Transitional Finance Authority, Sub-Ser E, RB 4.500%, 11/01/2019	970,000	1,173,904
New York State Dormitory Authority, Ser C, RB Callable 03/15/2021 @ $100 5.000%, 03/15/2041	2,470,000	2,825,384
New York State Dormitory Authority, Ser A, NATL-RE FGIC, RB 5.500%, 05/15/2023	50,000	65,229
New York State Environmental Facilities, Ser B, RB 5.000%, 06/15/2017	200,000	238,288
Triborough Bridge & Tunnel Authority, Ser B, RB 5.000%, 01/01/2020	50,000	61,543
Triborough Bridge & Tunnel Authority, Ser A, RB 4.750%, 01/01/2014	200,000	205,618

		8,027,724

NORTH CAROLINA — 1.2%
City of Raleigh North Carolina Combined Enterprise System Revenue, RB 5.000%, 03/01/2020	70,000	87,921
5.000%, 03/01/2021	50,000	63,408
County of Wake North Carolina, Ser C, GO 5.000%, 03/01/2024	875,000	1,140,851

		1,292,180

OHIO — 3.7%
American Municipal Power, RB Callable 02/15/2022 @ $100 5.000%, 02/15/2042	2,500,000	2,772,050
Cincinnati City School District, NATL-RE FGIC, GO 5.250%, 12/01/2021	340,000	433,248
Northeast Regional Sewer District, RB 5.000%, 11/15/2015	200,000	226,492
Ohio State University, Ser D, RB 5.000%, 12/01/2021	140,000	176,279
5.000%, 12/01/2030	115,000	151,163
5.000%, 12/01/2031	125,000	164,205

		3,923,437

SOUTH CAROLINA — 0.3%
City of Charleston South Carolina, RB Callable 01/01/2021 @ $100 5.000%, 01/01/2041	75,000	86,613
Greenville County School District, RB 5.000%, 12/01/2014	230,000	251,344

		337,957

TENNESSEE — 0.3%
City of Johnson City Tennessee, GO Callable 06/01/2019 @ $100 4.500%, 06/01/2021	250,000	293,835
County of Lincoln Tennessee, NATL-RE FGIC, GO 5.250%, 04/01/2018	25,000	30,105
County of Putnam Tennessee, NATL-RE FGIC, GO 5.250%, 04/01/2017	30,000	35,628

		359,568

TEXAS — 8.6%
Azle Independent School District, GO Callable 02/15/2015 @ $100 5.000%, 02/15/2022	120,000	131,447

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
OCTOBER 31, 2012 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
TEXAS — continued
City of Houston Texas Utility System Revenue, Ser A, AGM, RB 5.430%, 12/01/2027 (A)	$75,000	$49,455
City of Houston Texas Utility System Revenue, AGM, RB 5.000%, 11/15/2016	20,000	23,439
Conroe Independent School District, PSF-GTD, GO 5.000%, 02/15/2020	235,000	291,062
County of Harris Texas, Ser B, GO 5.000%, 10/01/2018	100,000	122,988
County of Harris Texas, RB Callable 08/15/2019 @ $100 5.000%, 08/15/2040	330,000	370,900
Dallas Area Rapid Transit, Ser Senior LIEN, AMBAC, RB 5.250%, 12/01/2030	210,000	276,612
Dallas Area Rapid Transit, Ser Senior LIEN, RB Callable 12/01/2018 @ $100 5.250%, 12/01/2048	800,000	924,968
Fort Bend Independent School District, PSF-GTD, GO Callable 08/15/2018 @ $100 4.750%, 08/15/2034	100,000	115,834
Frisco Independent School District, PSF-GTD, GO Callable 02/15/2021 @ $100 5.000%, 08/15/2041	370,000	450,246
Frisco Independent School District, Ser A, PSF-GTD, GO Callable 08/15/2017 @ $100 5.000%, 08/15/2026	125,000	146,912
Harris County Flood Control District, Ser A, RB Callable 10/01/2020 @ $100 5.000%, 10/01/2024	45,000	54,618
Lower Colorado River Authority, RB Callable 05/15/2020 @ $100 5.000%, 05/15/2022	460,000	551,255
Callable 05/15/2021 @ $100 5.000%, 05/15/2041	2,000,000	2,252,780
North East Independent School District, PSF-GTD, GO 5.250%, 02/01/2027	100,000	131,197
North Texas Tollway Authority, Ser A, RB Callable 01/01/2019 @ $100 6.100%, 01/01/2028	5,000	5,879
Callable 01/01/2019 @ $100 6.000%, 01/01/2028	845,000	988,785
Permanent University Fund, Ser B, RB 5.250%, 07/01/2028	480,000	646,507
State of Texas, GO Callable 04/01/2018 @ $100 4.750%, 04/01/2037	765,000	851,330
University of Texas System, Ser B, RB 5.000%, 08/15/2022	705,000	900,109

		9,286,323

WASHINGTON — 1.4%
County of King Washington Sewer Revenue, RB Callable 01/01/2019 @ $100 5.000%, 01/01/2039	290,000	334,698
Snohomish County School District No. 15 Edmonds, GO 4.000%, 12/01/2016	250,000	283,133
State of Washington, GO Callable 06/01/2021 @ $100 5.000%, 06/01/2041	730,000	837,960

		1,455,791

TOTAL MUNICIPAL BONDS (Cost $72,500,209)		80,511,940

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
OCTOBER 31, 2012 (Unaudited)

CORPORATE OBLIGATIONS — 21.1%

	Face Amount	Value
CONSUMER DISCRETIONARY — 0.7%
Time Warner Cable Callable 05/15/40 @ $100 5.875%, 11/15/2040	$630,000	$766,726
CONSUMER STAPLES — 2.4%
Altria Group 10.200%, 02/06/2039	650,000	1,141,893
Mondelez International 6.875%, 01/26/2039	1,000,000	1,436,225

		2,578,118

ENERGY — 0.1%
TransCanada PipeLines 6.200%, 10/15/2037	100,000	138,178

FINANCIALS — 17.0%
Aflac 6.450%, 08/15/2040	1,230,000	1,576,885
American Express 8.150%, 03/19/2038	115,000	185,371
8.125%, 05/20/2019	120,000	162,348
7.000%, 03/19/2018	140,000	177,567
Bank of America 6.000%, 10/15/2036	1,750,000	2,142,875
5.875%, 02/07/2042	500,000	614,567
Citigroup 8.500%, 05/22/2019	50,000	66,671
8.125%, 07/15/2039	1,560,000	2,379,334
6.875%, 06/01/2025	8,000	10,482
6.125%, 05/15/2018	300,000	358,469
5.875%, 05/29/2037	90,000	109,903
General Electric Capital MTN 6.875%, 01/10/2039	1,620,000	2,238,250
6.150%, 08/07/2037	100,000	127,936
5.400%, 02/15/2017	309,000	356,454
HSBC Bank USA 7.000%, 01/15/2039	400,000	541,174
HSBC Holdings 6.500%, 09/15/2037	1,100,000	1,350,563
JPMorgan Chase 6.000%, 01/15/2018	265,000	315,384
5.600%, 07/15/2041	500,000	620,521
5.500%, 10/15/2040	1,080,000	1,314,905
MetLife 7.717%, 02/15/2019	356,000	469,676
5.875%, 02/06/2041	500,000	639,316
Prudential Financial MTN 6.200%, 11/15/2040	468,000	582,348
Royal Bank of Scotland 5.625%, 08/24/2020	800,000	938,647
Wachovia Bank MTN 6.600%, 01/15/2038	750,000	1,063,165

		18,342,811

HEALTH CARE — 0.3%
UnitedHealth Group 6.875%, 02/15/2038	40,000	56,691
6.625%, 11/15/2037	60,000	82,818
WellPoint 5.950%, 12/15/2034	108,000	129,376

		268,885

MATERIALS — 0.4%
Dow Chemical 5.700%, 05/15/2018	190,000	226,999

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
OCTOBER 31, 2012 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount/ Shares	Value
MATERIALS — continued
Rio Tinto Finance USA 6.500%, 07/15/2018	$200,000	$250,838

		477,837

TELECOMMUNICATION SERVICES — 0.2%
Verizon Communications 7.350%, 04/01/2039	116,000	178,644

TOTAL CORPORATE OBLIGATIONS (Cost $19,004,285)		22,751,199

ASSET-BACKED SECURITY (B) — 0.2%
Citibank Credit Card Issuance Trust, Ser 2006-A7, Cl A7 0.449%, 12/17/2018 (B) (Cost $202,371)	250,000	247,961

CASH EQUIVALENT (C) — 3.3%
First American U.S. Treasury Money Market Fund, 0.000% (Cost $3,597,773)	3,597,773	3,597,773

TOTAL INVESTMENTS — 99.1% (Cost $95,304,638) †		$107,108,873
OTHER ASSETS AND LIABILITIES — 0.9%		944,520

TOTAL NET ASSETS — 100.0%		$108,053,393

(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	Floating rate security - Rate disclosed is the rate in effect on October 31, 2012.

(C)	Rate shown is the 7-day effective yield as of October 31, 2012.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

FGIC — Federal Guaranty Insurance Company

GO — General Obligation

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation

PSF-GTD —Texas Public School Fund Guarantee

RB — Revenue Bond

Ser — Series

XLCA — XL Capital Assurance

†	At October 31, 2012, the tax basis cost of the Funds investments was $95,304,638, and the unrealized appreciation and depreciation were $11,804,235 and $0, respectively.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
OCTOBER 31, 2012 (Unaudited)

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$80,511,940	$—	$80,511,940
Corporate Obligations	—	22,751,199	—	22,751,199
Cash Equivalent	3,597,773	—	—	3,597,773
Asset-Backed Security	—	247,961	—	247,961

Total Investments in Securities	$3,597,773	$103,511,100	$—	$107,108,873

For the period ended October 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities.

For the period ended October 31, 2012, there were no transfers between Level 2 & Level 3 assets and liabilities.

For the period ended October 31, 2012, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

STW-QH-001-0300

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
OCTOBER 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 81.7%

	Face Amount	Value
CONSUMER DISCRETIONARY — 4.2%
Johnson Controls 5.700%, 03/01/2041	$191,000	$231,533
McGraw-Hill 6.550%, 11/15/2037	525,000	654,080
Target 7.000%, 01/15/2038	350,000	524,233
6.500%, 10/15/2037	350,000	495,424
Time Warner Cable 7.300%, 07/01/2038	14,000	19,567
Time Warner Cable Callable 05/15/2040 @ $100 5.875%, 11/15/2040	260,000	316,426

		2,241,263

CONSUMER STAPLES — 9.6%
Altria Group 9.950%, 11/10/2038	1,008,000	1,742,135
Anheuser-Busch InBev Worldwide 6.375%, 01/15/2040	250,000	361,046
California Institute of Technology 4.700%, 11/01/2111	628,000	691,862
Kraft Foods Group 6.875%, 01/26/2039 (A)	150,000	213,587
6.500%, 02/09/2040 (A)	105,000	147,131
5.000%, 06/04/2042 (A)	279,000	325,836
Massachusetts Institute of Technology 5.600%, 07/01/2111	220,000	323,279
Philip Morris International 6.375%, 05/16/2038	307,000	440,341
3.875%, 08/21/2042	247,000	254,120
University of Pennsylvania 4.674%, 09/01/2112	527,000	596,627

		5,095,964

ENERGY — 5.2%
ConocoPhillips 6.500%, 02/01/2039	262,000	385,403
Halliburton 7.450%, 09/15/2039	180,000	280,274
6.700%, 09/15/2038	600,000	867,787
TransCanada PipeLines 7.625%, 01/15/2039	410,000	647,647
6.200%, 10/15/2037	444,000	613,510

		2,794,621

FINANCIALS — 33.8%
Aflac 6.900%, 12/17/2039	412,000	555,266
6.450%, 08/15/2040	833,000	1,067,923
American Express 8.150%, 03/19/2038	1,004,000	1,618,367
Bank of America 6.000%, 10/15/2036	1,101,000	1,348,174
5.875%, 02/07/2042	300,000	368,740
Barclays Bank 10.179%, 06/12/2021 (A)	250,000	331,573
Citigroup 8.125%, 07/15/2039	890,000	1,357,441
6.875%, 06/01/2025	26,000	34,066
6.125%, 08/25/2036	100,000	110,729
5.875%, 05/29/2037	103,000	125,778

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
OCTOBER 31, 2012 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA MTN 5.250%, 05/24/2041	$640,000	$765,101
General Electric Capital MTN 6.875%, 01/10/2039	961,000	1,327,752
6.750%, 03/15/2032	126,000	167,596
6.150%, 08/07/2037	157,000	200,859
HSBC Bank USA 7.000%, 01/15/2039	1,200,000	1,623,523
HSBC Holdings 6.800%, 06/01/2038	150,000	191,185
6.500%, 09/15/2037	200,000	245,557
JPMorgan Chase 5.600%, 07/15/2041	1,279,000	1,587,292
MetLife 5.875%, 02/06/2041	1,240,000	1,585,505
Prudential Financial MTN 6.625%, 06/21/2040	156,000	204,109
6.200%, 11/15/2040	1,095,000	1,362,545
Travelers MTN 6.250%, 06/15/2037	200,000	273,375
Wachovia Bank MTN 6.600%, 01/15/2038	1,000,000	1,417,553
5.850%, 02/01/2037	151,000	194,530

		18,064,539

HEALTH CARE — 3.1%
UnitedHealth Group Callable 04/15/2040 @ $100 5.700%, 10/15/2040	103,000	130,787
Callable 04/15/2042 @ $100 3.950%, 10/15/2042	45,000	45,597
6.875%, 02/15/2038	266,000	376,993
6.625%, 11/15/2037	196,000	270,541
6.500%, 06/15/2037	53,000	72,452
5.800%, 03/15/2036	72,000	90,106
WellPoint 6.375%, 06/15/2037	497,000	639,716
5.950%, 12/15/2034	31,000	37,136

		1,663,328

INDUSTRIALS — 5.2%
Burlington Northern Santa Fe Callable 11/01/2039 @ $100 5.750%, 05/01/2040	500,000	639,771
Callable 03/01/2042 @ $100 4.375%, 09/01/2042	192,000	208,404
Canadian National Railway 6.375%, 11/15/2037	65,000	93,709
Caterpillar 3.803%, 08/15/2042 (A)	353,000	364,437
Koninklijke Philips Electronics 6.875%, 03/11/2038	505,000	714,058
5.000%, 03/15/2042	300,000	348,444
United Technologies 4.500%, 06/01/2042	357,000	410,610

		2,779,433

INFORMATION TECHNOLOGY — 2.7%
Hewlett-Packard 6.000%, 09/15/2041	860,000	846,707
Nokia 6.625%, 05/15/2039	99,000	76,973

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
OCTOBER 31, 2012 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Western Union 6.200%, 11/17/2036	$455,000	$528,472

		1,452,152

MATERIALS — 8.3%
Alcoa 5.950%, 02/01/2037	781,000	785,516
ArcelorMittal 7.250%, 10/15/2039	51,000	47,352
7.000%, 03/01/2041	435,000	398,463
Barrick North America Finance 5.700%, 05/30/2041	566,000	662,006
Dow Chemical 9.400%, 05/15/2039	533,000	900,533
International Paper 8.700%, 06/15/2038	100,000	153,418
Rio Tinto Finance USA 5.200%, 11/02/2040	765,000	918,175
Xstrata Finance Canada 6.000%, 11/15/2041 (A)	520,000	574,946

		4,440,409

TELECOMMUNICATION SERVICES —7.6%
AT&T 6.500%, 09/01/2037	308,000	418,644
6.400%, 05/15/2038	200,000	270,663
6.300%, 01/15/2038	775,000	1,037,649
Deutsche Telekom International Finance BV 4.875%, 03/06/2042 (A)	550,000	599,107
Telefonica Emisiones SAU 7.045%, 06/20/2036	500,000	515,000
Verizon Communications 8.950%, 03/01/2039	65,000	114,926
7.350%, 04/01/2039	467,000	719,197
6.900%, 04/15/2038	214,000	310,558
6.000%, 04/01/2041	45,000	61,486

		4,047,230

UTILITIES — 1.9%
Florida Power & Light Callable 12/01/2041 @ $100
4.050%, 06/01/2042	460,000	498,878
Georgia Power 5.950%, 02/01/2039	135,000	179,013
Sempra Energy 6.000%, 10/15/2039	269,000	352,733

		1,030,624

TOTAL CORPORATE OBLIGATIONS (Cost $35,752,770)		43,609,563

MUNICIPAL BONDS — 12.9%
CALIFORNIA — 10.4%
California Educational Facilities Authority, RB 5.250%, 04/01/2040	540,000	760,892
California Educational Facilities Authority, Ser T-1, RB 5.000%, 03/15/2039	25,000	34,066
Escondido Union High School District, Ser C, GO 6.260%, 08/01/2041 (B)	2,000,000	448,260
6.230%, 08/01/2051 (B)	11,600,000	1,460,672
Los Angeles Unified School District, GO 6.758%, 07/01/2034	5,000	6,642
Placentia-Yorba Linda Unified School District, Ser D, GO 6.300%, 08/01/2042 (B)	55,000	12,341

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
OCTOBER 31, 2012 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount/ Shares	Value
San Bernardino Community College District, Ser B, GO 6.760%, 08/01/2048 (B)	$100,000	$15,076
Santa Barbara Secondary High School District, Ser A, GO 6.300%, 08/01/2040 (B)	165,000	41,545
Santa Barbara Unified School District, Ser A, GO 6.310%, 08/01/2041 (B)	70,000	16,789
Southwestern Community College District, Ser C, GO 6.849%, 08/01/2046 (B)	465,000	82,282
State of California, GO 7.550%, 04/01/2039	975,000	1,359,910
7.500%, 04/01/2034	240,000	323,472
University of California, Ser AD, RB 4.858%, 05/15/2112	922,000	965,989

		5,527,936

ILLINOIS — 0.3%
Metropolitan Pier & Exposition Authority, Ser B, AGM, RB 6.270%, 06/15/2047 (B)	275,000	47,130
6.156%, 06/15/2045 (B)	680,000	130,281

		177,411

NEW JERSEY — 0.3%
New Jersey State Turnpike Authority, RB 7.102%, 01/01/2041	114,000	164,257

NEW YORK — 1.9%
Port Authority of New York & New Jersey, RB 4.458%, 10/01/2062	1,005,000	1,011,412

TOTAL MUNICIPAL BONDS (Cost $5,798,437)		6,881,016

ASSET-BACKED SECURITY — 0.9%
Citibank Credit Card Issuance Trust, Ser 2007-A3, Cl A3 6.150%, 06/15/2039 (Cost $482,262)	350,000	471,979

CASH EQUIVALENT (C) — 3.6%
First American U.S. Treasury Money Market Fund, 0.000% (Cost $1,899,347)	1,899,347	1,899,347

TOTAL INVESTMENTS — 99.0% (Cost $43,932,816) †		$52,861,905
OTHER ASSETS AND LIABILITIES — 1.0%		519,023

TOTAL NET ASSETS — 100.0%		$53,380,928

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C)	Rate shown is the 7-day effective yield as of October 31, 2012.

AGM — Assured Guaranty Municipal

Cl — Class

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

†	At October 31, 2012, the tax basis cost of the Funds investments was $43,932,816, and the unrealized appreciation and depreciation were $9,021,693 and $(92,604), respectively.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
OCTOBER 31, 2012 (Unaudited)

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Obligations	$—	$43,609,563	$—	$43,609,563
Municipal Bonds	—	6,881,016	—	6,881,016
Cash Equivalent	1,899,347	—	—	1,899,347
Asset-Backed Security	—	471,979	—	471,979

Total Investments in Securities	$1,899,347	$50,962,558	$—	$52,861,905

For the period ended October 31, 2012, there have been no transfers between Level 1 & Level 2 assets and liabilities.

For the period ended October 31, 2012, there were no transfers between Level 2 & Level 3 assets and liabilities.

For the period ended October 31, 2012, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

STW-QH-002-0300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 26, 2012

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: December 26, 2012